Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Trade accounts receivable	$ 399	$ 2,671
Due from related parties (Note 5)		74
Insurance claims		4
Advances to various creditors	47	152
Prepayments and other (Note 7)	1,089	1,551
Vessel held for sale (Note 4)	25,200	10,414
Total current assets	26,735	14,866
Vessels, net (Notes 8)	177,292	265,019
Other fixed assets, net (Note 5)	1,851	3,161
Total fixed assets	179,143	268,180
Other long term receivable (Note 19)		1,841
Restricted cash (Note 9)	5,537	11,486
Total assets	211,415	296,373
Current portion of debt (Note 9)	150,395	171,437
Debt from related parties (Note 9)	2,632	2,543
Debt related to vessel held for sale (Note 9)	19,592	19,769
Current portion of financial instruments (Note 17)	5,811	8,467
Due to related parties	2,150	1,563
Accounts payable	3,732	8,156
Accrued liabilities	6,659	5,682
Unearned revenue	2,659	2,072
Total current liabilities	193,630	219,689
NON-CURRENT LIABILITIES:
Other non-current liabilities (Note 20)	4,706
Total non-current liabilities	4,706
Total liabilities	198,336	219,689
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 17,147,534 shares issued and outstanding at December 31, 2011 and December 31, 2012 (Note 11)	172	171
Additional paid-in capital (Note 11)	292,961	292,583
Accumulated other comprehensive income	37	37
Accumulated deficit	(280,091)	(216,107)
Total stockholders' equity	13,079	76,684
Total liabilities and stockholders' equity	$ 211,415	$ 296,373